Note 12 - Convertible Note Payable (Tables)	12 Months Ended
Dec. 31, 2019
Series D Warrants [Member]
Notes Tables
Schedule of Assumptions Used for Warrant Valution [Table Text Block]
Significant Input Assumptions of Warrant Valuation
Historical volatility	103%
Expected term (in years)	5
Risk-free interest rate	2.75%